FINANCIAL INSTRUMENTS - Summary of Financial Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Amortised cost	$ 50,907,572	$ 32,014,511
Cash and banks
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	664,605	644,244
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	3,582,211	7,256,575
Financial assets at fair value through profit or loss	664,098	2,366,825
Accounts receivable and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 10,724,088	$ 9,324,404